Segmented Information	6 Months Ended
Apr. 30, 2026
Segmented Information [abstract]
Segmented Information
NOTE 18: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results from business operations

and activities under four key business

segments:

Canadian Personal
and Commercial Banking, U.S. Banking,

Wealth Management and Insurance, and Wholesale

Banking. The Bank’s other activities are grouped

into the Corporate
segment. Effective the first quarter of 2026, the

Bank renamed its U.S. Retail segment to

U.S. Banking to better reflect the segment’s financial

products and
services.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Banking is

comprised of personal and business banking

in the U.S., TD Auto Finance U.S., and the

U.S. wealth business.

Effective
the first quarter of 2026, non-interest income

within U.S. Banking is adjusted for the Bank’s

share of losses from community-based

tax-advantaged investments
accounted for using the equity method

which are reclassified to provision for income

taxes. The adjustment for the three and

six months ended April 30, 2026 was
$ 179

million (US$
131

million) and $
363

million (US$
263

million), respectively (three and six months

ended April 30, 2025 – $
161

million (US$
113

million) and
$ 325

million (US$
229

million), respectively). Comparative amounts

have been reclassified to conform

with the presentation adopted in the first

quarter of 2026. On
February 12, 2025, the Bank sold its entire remaining

equity investment in Schwab.

Prior to the sale, the Bank’s investment in Schwab

was reported in the U.S.
Banking segment,

refer to Note 7 for further details.

Wealth Management and Insurance includes the

Canadian wealth business which provides investment
products and services to institutional and retail

investors, and the insurance business which

provides property and casualty insurance,

as well as life and health
insurance products to customers across

Canada. Wholesale Banking provides a wide

range of capital markets, investment banking,

and corporate banking
products and services,

including underwriting and distribution

of new debt and equity issues, providing

advice on strategic acquisitions and divestitures,

and
meeting the daily trading, funding, and investment

needs of the Bank’s clients. The Corporate

segment includes the effects of certain asset securitization programs, treasury management, elimination

of taxable equivalent adjustments and other

management reclassifications, corporate level

tax items, and residual
unallocated revenue and expenses.
The following table summarizes the segment

results for the three and six months ended

April 30, 2026 and April 30, 2025.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Banking and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended April 30
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 4,289 $ 4,023 $ 3,196 $ 3,038 $ 423 $ 362 $ 276 $ 45 $ 677 $ 657 $ 8,861 $ 8,125
Non-interest income (loss) 967 968 588 (284) 3,355 3,141 2,117 2,084 (91) 8,903 6,936 14,812
Total revenue 5,256 4,991 3,784 2,754 3,778 3,503 2,393 2,129 586 9,560 15,797 22,937
Provision for (recovery of)
credit losses 498 622 342 442 – – 78 123 83 154 1,001 1,341
Insurance service expenses – – – – 1,398 1,417 – – – – 1,398 1,417
Non-interest expenses

2,088 2,052 2,476 2,338 1,249 1,131 1,509 1,461 1,050 1,157 8,372 8,139
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,670 2,317 966 (26) 1,131 955 806 545 (547) 8,249 5,026 12,040
Provision for (recovery of)
income taxes

745 649 153 (68) 294 248 194 126 (611) 30 775 985
Share of net income from
investment in Schwab 3,4 – – – 78 – – – – – (4) – 74
Net income (loss) $ 1,925 $ 1,668 $ 813 $ 120 $ 837 $ 707 $ 612 $ 419 $ 64 $ 8,215 $ 4,251 $ 11,129
For the six months ended April 30
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 8,683 $ 8,158 $ 6,492 $ 6,102 $ 829 $ 731 $ 201 $ (62) $ 1,445 $ 1,062 $ 17,650 $ 15,991
Non-interest income (loss) 1,994 1,982 1,377 (402) 6,855 6,370 4,662 4,191 (156) 8,854 14,732 20,995
Total revenue 10,677 10,140 7,869 5,700 7,684 7,101 4,863 4,129 1,289 9,916 32,382 36,986
Provision for (recovery of)
credit losses 934 1,143 637 893 – – 250 195 219 322 2,040 2,553
Insurance service expenses – – – – 3,020 2,924 – – – – 3,020 2,924
Non-interest expenses

4,235 4,138 4,944 4,718 2,507 2,304 3,072 2,996 2,367 2,053 17,125 16,209
Income (loss) before income taxes

and share of net income from
investment in Schwab 5,508 4,859 2,288 89 2,157 1,873 1,541 938
(
1,297
)
7,541 10,197 15,300
Provision for (recovery of)
income taxes

1,539 1,360 435 (96) 563 486 368 220
(
1,002
)
(287) 1,903 1,683
Share of net income from
investment in Schwab 3,4 – – – 277 – – – – – 28 – 305
Net income (loss) $ 3,969 $ 3,499 $ 1,853 $ 462 $ 1,594 $ 1,387 $ 1,173 $ 718 $ (295) $ 7,856 $ 8,294 $ 13,922
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in non-interest expenses, resulting in no impact to Corporate reported net income (loss). Net income (loss) included in the U.S. Banking segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amount for amortization of acquired intangibles was recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Banking and Insurance Banking Corporate
Total

As at April 30, 2026
Total assets $ 626,142 $ 508,946 $ 27,370 $ 763,319 $ 159,328 $ 2,085,105
As at October 31, 2025
Total assets $ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558